ADVANCES FROM CUSTOMERS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total	$ 35,182,095	$ 17,482,940
Less: Advances from customers - short-term portion	33,027,795	10,213,940
Advances from customers - long-term portion	2,154,300	7,269,000
Customer A [Member]
Total	28,123,324	15,827,579
Customer B [Member]
Total	4,184,426	392,037
Customer D [Member]
Total	1,503,529	0
Customer E [Member]
Total	905,840	1,017,427
Other Customer [Member]
Total	$ 464,976	$ 245,897